INCOME TAXES	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

INCOME TAXES

We file Federal, New York State and California State income tax returns.  Due to net operating losses, the statute of limitations remains open since the fiscal year ended October 31, 1997.   We account for interest and penalties related to income tax matters, if any, in marketing, general and administrative expenses. There are no unrecognized income tax benefits as of January 31, 2015 and October 31, 2014.

We recognize deferred tax assets and liabilities for the estimated future tax effects of events that have been recognized in our financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.  A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount expected to be realized. We have substantial net operating loss carryforwards in all jurisdictions where we are subject to tax. We have provided a full valuation allowance against our deferred tax asset due to our historical pre-tax losses and the uncertainty regarding the realizability of these deferred tax assets.

On December 29, 2014, we reached a Settlement Agreement resulting in our receipt of an aggregate of $9,000,000 in settlement of a dispute (Note 2).  As a result we realized taxable income during the quarter and expect to do so during the full fiscal year.  We expect any taxable income realized for the full fiscal year will be completely offset by our net operating loss carryforwards, resulting in no tax currently due in any jurisdiction.  Accordingly, we have not recorded a tax provision for the quarter anticipating a partial release of the valuation reserve recorded against our deferred tax assets to the extent of the net operating loss carryforwards actually used for the full fiscal year.

9.         INCOME TAXES

Income tax provision (benefit) consists of the following:

	Year Ended October 31,
	2014	2013
Federal:
Current	$-	$-
Deferred	(1,606,000)	(2,489,000)
State:
Current	-	-
Deferred	(1,000)	3,000
Adjustment to valuation allowance related to net deferred tax assets	1,607,000	2,486,000
Income tax provision (benefit)	$-	$-

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset, net, at October 31, 2014 and 2013, are as follows:

	2014	2013
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$26,669,000	$25,689,000
Deferred Compensation	4,517,000	3,484,000
Deferred Revenue	-	404,000
Other	298,000	300,000
Subtotal	31,484,000	29,877,000

Less: valuation allowance	(31,484,000)	(29,877,000)
Deferred tax asset, net	$-	$-

As of October 31, 2014, we had tax net operating loss and tax credit carryforwards of approximately $77,159,000 and $1,110,000, respectively, available, within statutory limits (expiring at various dates between 2015 and 2034), to offset any future regular Federal corporate taxable income and taxes payable.  If the tax benefits relating to deductions of option holders’ income are ultimately realized, those benefits will be credited directly to additional paid-in capital.  Certain changes in stock ownership can result in a limitation on the amount of net operating loss and tax credit carryovers that can be utilized each year. As of October 31, 2014, management has not determined the extent of any such limitations, if any.

We had tax net operating loss and tax credit carryforwards of approximately $76,999,000 and $11,000, respectively, as of October 31, 2014, available, within statutory limits (expiring at various dates between 2015 and 2034), to offset future New York State corporate taxable income and taxes payable, if any, under certain computations of such taxes.

We have provided a valuation allowance against our deferred tax asset due to our current and historical pre-tax losses and the uncertainty regarding their realizability.  The primary differences from the Federal statutory rate of 34% and the effective rate of 0% is attributable to certain permanent differences and a change in the valuation allowance.  The following is a reconciliation of income taxes at the Federal statutory tax rate to income tax expense (benefit):

	Year Ended October 31,
	2014		2013
Income tax benefit at U.S.
Federal statutory income Tax rate	$(3,266,00)	(34.00%)	$(3,427,000)	(34.00%)
State income taxes	(6,000)	(.06%)	(6,000)	(.06%)
Permanent differences	1,529,000	15.92%	294,000	2.92%
Expiring net operating losses, credits and other	115,000	1.19%	250,000	2.48%
Foreign rate difference on impairment	21,000.22%		403,000	4.00%
Change in valuation allowance	1,607,000	16.73%	2,486,000	24.66%
Income tax provision	$-	0%	$-	0%

During the two fiscal years ended October 31, 2014, we incurred no Federal and no State income taxes.  We have no unrecognized tax benefits as of October 31, 2014 and 2013 and we account for interest and penalties related to income tax matters in marketing, general and administrative expenses.  Tax years to which our net operating losses relate remain open to examination by Federal authorities and other jurisdictions to the extent which the net operating losses have yet to be utilized.